Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to tax assets and liabilities, fair values of stock-based awards, warrants to purchase the Company's shares, capital note and inventory write-offs. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The accompanying financial statements have been prepared in U.S. dollars (“dollar” or “dollars”).

A substantial portion of the Company’s costs are incurred in New Israeli Shekels. However, the Company finances its operations mainly in U.S. dollars and a majority of the Company's revenues are denominated in dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances that are denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with Accounting Standards Codification ("ASC") No. 830, “Foreign Currency Matters”.All foreign currency transaction gains and losses are reflected in the statements of operations as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary, intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible into cash and originally purchased with maturities of three months or less.
Inventory
e.	Inventory:
Inventories are measured at the lower of cost and net realizable value, cost is computed on a first-in, first-out basis. The inventory consists of finished goods and raw materials.
Property and equipment
f.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated by the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%

Computers	15 – 33
Office furniture and equipment	6 – 15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2013, 2014 and 2015, no impairment losses were identified.

Revenues Recognition
g.	Revenues Recognition:

Revenues from ink sales are recognized in accordance with ASC No. 605-15, “Revenue Recognition” when delivery has occurred, persuasive evidence of an agreement exists, the vendor’s fee is fixed or determinable, and collectability is reasonably assured.

Other income, represent a recurring sale of production waste.

Cost of revenues
h.	Cost of revenues:

Cost of revenues is comprised of cost of materials production, employees’ salaries and related costs, allocated overhead expenses, packaging, import taxes, royalties paid to third parties and to the Government of Israel (primarily, the Office of the Chief Scientist, Ministry of Economics – the “Chief Scientist-ME”) and other programs, as described in note 7.

Research and development
i.	Research and development:
Research and development expenses are charged to the consolidated statements of operations as incurred.
Government grants
j.	Government grants:

The Company receives participation funds and grants, which represents primarily participation of the Government of Israel. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred.

Income taxes
k.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Accounting for stock-based compensation
l.	Accounting for stock-based compensation:

The Company accounts for share based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations. ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the expected stock volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical stock price movements. The Company uses the simplified method until such time as there is sufficient historical exercise data to allow the Company to make and rely upon assumptions as to the expected life of outstanding options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2013	2014	2015

Dividend yield	0%	*)	0%
Expected volatility	53.7%-64%	*)	64%- 69%
Risk-free interest	0.5%-1.7%	*)	1.12%-1.63%
Expected life (in years)	3.5-4.9	*)	4.375

*)    No grants were made in 2014.

The Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards.

Concentrations of credit risks
m.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

The Company’s cash and cash equivalents are invested in major banks in Israel. Generally, these cash equivalents may be redeemed upon demand and, therefore, bear low risk.

Severance pay
n.	Severance pay:

Pursuant to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"), the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company to an Israeli insurance company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

Severance expenses for the years ended December 31, 2013, 2014 and 2015 amounted to $25,694, $36,456 and $39,194, respectively.

Fair value of financial instruments
o.	Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.
Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In accordance with ASC 480, the Company measures its warrants to purchase the Company's shares classified as liability and the capital note at fair value. The carrying amounts of cash and cash equivalents, other current assets, trade payables and other accounts liabilities approximate their fair value due to the short-term maturity of such instruments.

The following table presents assets and liabilities measured at fair value on recurring basis as of December 31, 2014:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants presented at fair value	-	-	$844,818	$844,818

Capital note	-	-	37,480	37,480

Total financial liabilities	-	-	$882,298	$882,298

The following table presents assets and liabilities measured at fair value on recurring basis as of December 31, 2015:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants presented at fair value	-	-	$961,922	$961,922

Capital note	-	-	43,568	43,568

Total financial liabilities	-	-	$1,005,490	$1,005,490

The following table presents reconciliations for the Company’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3):

Level 3

Balance at January 1, 2013	$389,000

Fair value of warrants to investors and service provider	7,500
Fair value of embedded conversion feature presented in fair value	19,990
Change in fair value of warrants and embedded conversion feature presented in fair value	59,901
Reclassification of embedded conversion feature presented in fair value from liability to equity	(358,891)
Reclassification of warrants presented at fair value to equity	(117,500)

Balance at December 31, 2013	-

Fair value of warrants and capital note	882,298

Balance at December 31, 2014	882,298

Fair value of warrants to investors	142,470
Changes in Fair value of warrants and capital note	(19,278)

Balance at December 31, 2015	$1,005,490

Derivative instruments
p.	Derivative instruments:

The Company applies ASC 815, “Derivatives and Hedging” ("ASC 815") on features related to convertible loans. When features are not clearly and closely related to the characteristics of the loans, the features qualify as embedded derivative instruments at issuance and, if such features do not qualify for any scope exception within ASC 815, they are required to be accounted for separately from the debt instrument and recorded as derivative instrument liabilities. The fair value assigned to the embedded derivative instruments were marked to market in each reporting period. (See also Note 6).

Basic and diluted net loss per share
q.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of ordinary shares considered outstanding during the year in accordance with ASC 260, "Earnings Per Share". Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus the dilutive effect of ordinary shares considered outstanding during the period. For the year ended December 31, 2015, 1,021,917 stock options and 2,542,262 warrants to purchase Ordinary shares have been excluded from the calculation of the diluted loss per share because all such securities had an anti-dilutive effect. For the year ended December 31, 2014, 697,595 stock options and 2,241,112 warrants to purchase Ordinary shares have been excluded from the calculation of the diluted loss per share because all such securities had an anti-dilutive effect. For the year ended December 31, 2013, 8,624,146 preferred shares, 836,275 stock options, 176,594 warrants to purchase Ordinary Shares and 128,178 warrants to purchase preferred shares have been excluded from the calculation of the diluted loss per share, because all such securities had an anti-dilutive effect.

Recently issued accounting standards
r.	Recently issued accounting standards:

1.	In May 2014, the Financial Accounting Standards Board (“FASB’) issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

2.	In August 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-15 on its consolidated financial statements.

3.	In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

4.	In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company has early adopted this standard in the 2015 consolidated financial statements.